Contributed surplus (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Contributed Surplus

Amount
$
Contributed surplus

Balance – December 31, 2018	6,504

Share-based compensation
Stock options vested	1,138
DSUs vested	290
Reclassification of DSUs	955
Stock options exercised	(258)
Warrants expired	62

Balance – December 31, 2019	8,691

Share-based compensation
Stock options vested	1,005
DSUs vested	537
Stock options exercised	(404)
DSUs Redeemed	(189)
Warrants expired	332

Balance – December 31, 2020	9,972

Schedule of DSU Activity

DSU activity for the years ended December 31, 2020 and December 31, 2019 are as follows:

	2020	2019
	#	#

Opening balance	360,965	223,604
Granted	147,671	137,361
Redeemed	(79,106)	–

Closing balance	429,530	360,965

Schedule of Weighted Average Assumptions

	2020	2019
Risk-free interest rate	1.00%	1.81%
Exercise price	$5.50	$6.39
Market price	$5.50	$6.39
Expected volatility	71%	64%
Expected dividend yield	–	–
Expected life (years)	4.2	4.2
Forfeiture rate	4%	5%

Schedule of Option Activity

Option activity for the years ended December 31, 2020 and 2019 was as follows:

		2020		2019
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
	#	$	#	$
Outstanding - Beginning of year	1,573,411	4.63	1,474,477	4.12

Granted	395,850	5.50	343,100	6.39
Exercised	(203,595)[1]	2.42	(139,877)[1]	2.32
Forfeited	(47,638)	6.69	(91,789)	6.81
Cancelled	(81,792)	6.92	–	–
Expired	–	–	(12,500)	2.37

Outstanding - End of year	1,636,236	4.93	1,573,411	4.63

[1] Of the 203,595 (2019 - 139,877) options exercised, 109,845 (2019 - 98,408) elected the cashless exercise, under which 68,336 shares (2019 - 63,727) were issued. These options would have otherwise been exercisable for proceeds of $241 (2019 - $229) on the exercise date.

Schedule of Options Outstanding

At December 31, 2020, the following options were outstanding:

		Options outstanding			Options exercisable
			Weighted			Weighted
		Weighted	average		Weighted	average
Exercise		average	remaining		average	remaining
price		exercise	contractual life		exercise	contractual life
range	Number	price	(years)	Number	price	(years)
$	#	$		#	$

1.98 – 2.38	284,188	2.20	0.32	284,188	2.20	0.32
2.39 – 3.89	320,593	2.80	1.94	287,259	2.69	1.72
3.90 – 6.19	382,750	5.48	4.34	–	–	–
6.20 – 6.72	317,188	6.40	2.22	211,460	6.40	2.22
6.73 – 7.39	331,517	7.28	2.71	155,680	7.23	2.57
	1,636,236	4.93	2.43	938,587	4.13	1.55

(19)